Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income tax expenses benefit provision	$ (3,461)	$ 1,968	$ 9,886	$ (4,411)
Effective income tax rate	3.70%	17.10%	22.00%	(15.00%)
Effective tax rates, federal statutory	21.00%	21.00%	21.00%	21.00%
Unremitted earnings of foreign subsidiaries			$ 89,400
Covid Nineteen [Member]
Percentage of taxable income that is eligible to be set off against operatig losses carried forward and carry backs			100.00%
Cash benefit received social security taxes			$ 5,300
Covid Nineteen [Member] | Tax Year 2017 [Member]
Transition tax liability			1,000
Covid Nineteen [Member] | Tax Years Two Thousand Fifteen Sixteen And Seventeen [Member]
Expected income tax refund receivable			5,200
Foreign Tax Authority [Member]
Income tax expenses benefit provision			14,500	$ 15,000
Foreign Tax Authority [Member] | PHILIPPINES
Impact of tax holiday on foreign income taxes decrease			$ 6,500	$ 4,300
Income tax holiday impact on net income per share diluted			$ 0.71	$ 0.46
Domestic Tax Authority [Member]
Income tax expenses benefit provision			$ 22,600	$ 21,800
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Open tax year			2017
Domestic Tax Authority [Member] | Latest Tax Year [Member]
Open tax year			2020
State and Local Jurisdiction [Member] | Earliest Tax Year [Member]
Open tax year			2016
State and Local Jurisdiction [Member] | Latest Tax Year [Member]
Open tax year			2020